SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to August 12, 2021 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On July 1, 2021, the Company signed a 5 year property lease in the Socialist Republic of Vietnam which consists of 36,000 square meter property and building, which it leases at a rate of approximately $9,570 per year for each of the five years.

On July 6, 2021, the Company issued 2,343,919 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $7,671 of accrued interest.

On July 20, 2021, the Company issued 1,664,823 shares of Common Stock in exchange for conversion of $100,000 of principle balance on a convertible debenture and $60,822 of accrued interest.

On July 29, 2021, the Company issued 3,101,546 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $11,836 of accrued interest.

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 12, 2021 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On January 25, 2021, the Company issued a stock option for 2,500,000 shares to a related party under the Company’s employee stock option plan. The exercise price was $0.134 per share

On January 25, 2021, the Company signed an amendment to a strategic partnership agreement with Kings Group for and exclusive sales agreement for up to $40 million.

On March 2, 2021, the Company issued 1,479,728 share of Common Stock in exchange for $88,783.68, per the terms of a cash stock warrant exercise.

On March 3, 2021, the Company received forgiveness for a $90,1000.00 Paycheck Protection Program loan granted on April 17, 2020.